DEBT - NR Satu Facility (Details)	1 Months Ended
	Mar. 31, 2018 USD ($) tranche	Dec. 31, 2012 USD ($) tranche	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Value of deposit secured against loan			$ 185,385,000	$ 182,261,000
NR Satu Facility
Debt Instrument [Line Items]
Term of loan		7 years
Debt instrument, face amount		$ 175,000,000.0
Number of tranches | tranche		2
Line of credit			59,400,000
NR Satu Facility | Secured Debt
Debt Instrument [Line Items]
Value of deposit secured against loan			$ 8,723,000	$ 9,543,000
NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 155,000,000.0
Final balloon payment		52,500,000
NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,000,000.0
New NR Satu Facility
Debt Instrument [Line Items]
Number of tranches | tranche	2
New NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 155,000,000.0
New NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 20,000,000.0
London Interbank Offered Rate (LIBOR) | NR Satu Facility
Debt Instrument [Line Items]
Margin on LIBOR		3.50%
London Interbank Offered Rate (LIBOR) | New NR Satu Facility
Debt Instrument [Line Items]
Margin on LIBOR	2.35%